Loans Receivable, Net - Schedule of Total Assets, Liabilities of Trusts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Restricted cash	¥ 3,686,203	$ 529,490	¥ 3,677,557
Loans and other receivable	4,808,252	690,662	2,331,108
Total assets	18,304,456	2,629,268	13,142,467
Taxes payable	128,298	18,429	225,101
Total liabilities	10,292,976	$ 1,478,494	7,156,729
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III [Member]
Loans And Leases Receivable Disclosure [Line Items]
Restricted cash	799,646		303,667
Loans and other receivable	5,092,609		2,507,878
Total assets	5,892,255		2,811,545
Funds payable to investors of consolidated trusts	5,887,693		2,808,506
Taxes payable	4,562		3,039
Total liabilities	¥ 5,892,255		¥ 2,811,545